Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies

Note 2. Summary of Significant Accounting Policies

A.	Unaudited interim consolidated financial statements:

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) for interim financial information. In the opinion of management, the unaudited interim consolidated financial statements include all adjustments necessary for a fair presentation.

The balance sheet as of December 31, 2024 has been derived from the audited consolidated financial statements of the Company at that date but does not include all information and footnotes required by U.S. GAAP for complete financial statements.

The accompanying unaudited interim consolidated financial statements should be read in conjunction with the audited consolidated financial statements and accompanying notes for the year ended December 31, 2024. Results for the six months ended June 30, 2025 are not necessarily indicative of results that may be expected for the year ending December 31, 2025.

The significant accounting policies applied in the annual consolidated financial statements of the Company as of December 31, 2024 have been applied consistently in these unaudited interim condensed consolidated financial statements.

Warrant liability

In 2024, the Company redeemed all outstanding warrants. Upon redemption, 9,666,667 Private Warrants yielded 3,306,000 ordinary shares and 19,999,449 Public Warrants yielded 6,803,085 ordinary shares.

In the six months ended June 30, 2024, the Company recorded a remeasurement expense on warrant liabilities totaling $39,393, comprising $26,399 for the Public Warrants and $12,994 for the Private Warrants.

As of December 31, 2024, the Company had no remaining warrants outstanding.

Restricted Sponsor Shares liability and Price Adjustment Shares liability

The Company issued 7,500,000 restricted ordinary shares (the “Restricted Sponsor Shares”) to TWC Tech Holdings II, LLC, structured to vest in three tranches of 3,000,000, 3,000,000, and 1,500,000 shares upon the Company’s Ordinary Share price reaching $12.50, $15.00, and $30.00, respectively, during the period between the closing date of the business combination and the five year anniversary of such closing date (the “Price Adjustment Period”). Additionally, up to 15,000,000 ordinary shares (the “Price Adjustment Shares”) were allocated to pre-merger shareholders, vesting in three tranches of 5,000,000 shares each at price thresholds of $12.50, $15.00, and $17.50 per share. During the six months ended December 31, 2024, following the achievement of the $12.50, $15.00 and $17.50 thresholds, the Company issued an aggregate of 15,000,000 ordinary shares to holders of Price Adjustment Shares and released 6,000,000 Restricted Sponsor Shares. Upon meeting the second trigger event, the Company concluded that the remaining Restricted Sponsor Shares and Price Adjustment Shares were no longer required to be classified as a liability under ASC 815-40. As such, the Company reclassified the Restricted Sponsor Shares and Price Adjustment Shares from liability to equity.

In the six months ended June 30 2024, the Company recorded a remeasurement expense on Restricted Sponsor Shares and Price Adjustment Shares liabilities totaling $81,026, comprising $27,983 for the Restricted Sponsor Shares, and $53,043 for the Price Adjustment Shares.

As of June 30, 2025, only the final tranche of 1,500,000 Restricted Sponsor Shares remains unvested, pending the achievement of the $30.00 share price target.

B.	Use of estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods and accompanying notes. Actual results could differ from those estimates.

Significant items subject to such estimates and assumptions include, but are not limited to, the allocation of transaction price among various performance obligation, the fair value of acquired intangible assets and goodwill in a business combination, share-based compensation, unrecognized tax benefits, marketable securities, fair value measurement of Restricted Sponsor Shares liability, Price Adjustment Shares liability and warrant liabilities.

C.	Fair value measurements

The Company accounts for fair value in accordance with ASC 820, “Fair Value Measurements and Disclosures”. Fair value is defined under ASC 820 as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value under ASC 820 must maximize the use of observable inputs and minimize the use of unobservable inputs. The Company uses a three-tier hierarchy, which prioritizes the inputs used in measuring fair value as follows:

●	Level 1: Quoted prices in active markets for identical assets or liabilities.

●	Level 2: Inputs other than Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

●	Level 3: Unobservable inputs for the asset or liability used to measure fair value that are supported by little or no market activity and that are significant to the fair value of the asset or liability at measurement date.

The carrying value of trade receivables and payables and the Company’s cash and cash equivalents and short-term deposits, approximates fair value due to the short time to expected payment or receipt of cash.

D.	Revenue recognition

The Company’s revenues are comprised of four main categories: (a) Subscription Services, including support services (updates, upgrades and technical support) on term-based agreements and SaaS subscriptions; (b) Term Licenses; (c) other non-recurring; and (d) professional services.

The Company recognizes revenue pursuant to the five-step framework contained in ASC 606, Revenue from Contracts with Customers: (i) identify the contract with a customer; (ii) identify the performance obligations in the contract, including whether they are distinct in the context of the contract; (iii) determine the transaction price, including the constraint on variable consideration; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the Company satisfies the performance obligations.

The Company sells its products to its customers either directly or indirectly through distribution channels all of whom are considered end users.

In accordance with ASC 606, revenue is recognized when a customer obtains control of promised goods or services. The amount of revenue recognized reflects the consideration that the Company expects to receive in exchange for these goods or services.

The Company determines that it has a contract with a customer when each party’s rights regarding the products or services to be transferred can be identified, the payment terms for the services can be identified, it is probable that the Company will collect substantially all of the consideration to which it will be entitled in exchange for the goods or services that will be transferred to the customer, and the contract has commercial substance.

Performance obligations promised in a contract are identified based on the products and services that will be transferred to the customer that are both capable of being distinct, whereby the customer can benefit from the products or services either on their own or together with other resources that are readily available from third parties or from the Company, and are distinct in the context of the contract, whereby the transfer of the products and services is separately identifiable from other promises in the contract.

The Company primary sells term-based license agreements, The agreements provide customers with the right to use the software for a fixed term typically ranging from one to three years. The Company concluded that the software license is distinct as the customer can benefit from the software on its own.

Subscription revenues are derived from maintenance, support and SaaS subscriptions, which are considered distinct performance obligations. Maintenance and support revenues include unspecified software updates and upgrades released when and if available as well as software support and technical customer support. A portion of the Company’s maintenance revenue corresponds with the perpetual licenses which corresponds with how the Company once engaged with customers.

Other non-recurring revenue is primarily derived from hardware sold mainly in conjunction with new software licenses.

Professional services revenue primarily consist of distinct training, advanced services and implementation services. The transaction price is determined based on the consideration to which the Company expects to be entitled in exchange for transferring products or delivery of services to the customer. Payment terms generally are 30 days. In instances where the timing of revenue recognition differs from the timing of invoicing for short term periods, the Company has determined that the contracts generally do not include a significant financing component. The Company also applied the practical expedient in ASC 606 and did not evaluate payment terms of one year or less for the existence of a significant financing component. Revenue is recognized net of any taxes collected from customers which are subsequently remitted to governmental entities (e.g., sales tax and other indirect taxes). The Company generally does not offer right of return to its contracts.

If the contract contains a single performance obligation, the entire transaction price is allocated to the single performance obligation. For contracts that contain multiple performance obligations, the Company allocates the transaction price to each performance obligation based on the relative standalone selling price (“SSP”) for each performance obligation. The Company uses judgment in determining the SSP for its products and services. The Company typically assesses the SSP for its products and services on a periodic basis or when facts and circumstances change. To determine SSP, the Company maximizes the use of observable standalone sales and observable data, where available. In instances where performance obligations do not have observable standalone sales, the Company utilizes available information that may include the entity specific factors such as assessment of historical data of bundled sales of software licenses with other promised goods and services, and pricing strategies to estimate the price the Company would charge if the products and services were sold separately.

The Company satisfies performance obligations either over time or at a point in time depending on the nature of the underlying promise. Revenue is recognized at the time the related performance obligation is satisfied by transferring a promised good or service to a customer. Revenues related to the license for proprietary software are recognized when the control over the license is provided to the customer and the license term begins. Subscription revenue are recognized ratably over the service period. Revenues related to other professional services are recognized as services are performed, using the method that best depicts the transfer of services to the customer. Revenues related to hardware are generally recognized upon delivery.

E.	Concentrations of credit risk

Financial instruments that potentially expose the Company and its subsidiaries to concentrations of credit risk consist principally of cash and cash equivalents, short-term investments, trade receivables and other receivables.

The majority of the Company’s cash and cash equivalents are invested in deposits mainly in dollars with major international banks. Generally, these cash and cash equivalents and short-term investment may be redeemed upon demand. Management believes that the financial institutions that hold the Company’s and its subsidiaries’ cash and cash equivalents are institutions with high credit standing, and accordingly, minimal credit risk exists with respect to these assets.

The Company’s trade receivables are geographically diversified and derived from sales to customers all over the world. The Company mitigates its credit risks by performing an ongoing credit evaluations of its customers’ financial conditions. The Company and its subsidiaries generally do not require collateral; however, in certain circumstances, the Company and its subsidiaries may require letters of credit, additional guarantees or advance payments.

The Company’s marketable securities consist of investments in government, corporate and government sponsored enterprises debentures. The Company’s investment policy, approved by the Company’s Board of Directors, limits the amount that the Company may invest in any one type of investment, or issuer, thereby reducing credit risk concentrations.

The Company enters into foreign currency forward and option contracts intended to protect cash flows resulting from scheduled payments such as payroll and rent related expenses against the volatility in value of forecasted non-dollar currency. The derivative instruments hedge a portion of the Company’s non-dollar currency exposure.

F.	Recently issued accounting pronouncements

Recently issued accounting pronouncements not yet adopted:

In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures. The ASU requires that an entity disclose specific categories in the effective tax rate reconciliation as well as provide additional information for reconciling items that meet a quantitative threshold. Further, the ASU requires certain disclosures of state versus federal income tax expense and taxes paid. The amendments in this ASU are required to be adopted for fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company is currently evaluating the effect of adopting the ASU on its disclosures.

In November 2024, the FASB issued ASU 2024-03, Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, requiring public entities to disclose additional information about specific expense categories in the notes to the financial statements on an interim and annual basis. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, and for interim periods beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the impact of adopting ASU 2024-03.